Note 23 - Provisions	6 Months Ended
Jun. 30, 2018
Provisions or reversal of provisions Abstract
Disclosure of Provisions

Provisions

The breakdown of the balance under this heading in the accompanying consolidated balance sheets, based on type of provisions, is as follows:

Provisions. Breakdown by concepts (Millions of euros)
	June 2018	December 2017
Provisions for pensions and similar obligations	5,013	5,407
Other long term employee benefits	61	67
Provisions for taxes and other legal contingencies	750	756
Provisions for contingent risks and commitments	598	578
Other provisions	622	669
Total	7,045	7,477

Ongoing legal proceedings and litigation

The financial sector is facing an environment of greater regulatory and litigious pressure. In this environment, BBVA Group entities are frequently party to individual or collective legal actions arising in the ordinary course of business, and to investigations and inspections of supervisors and authorities that may trigger legal proceedings.

Among others, there are procedures initiated by clients in Spain requesting the nullity of certain clauses of the mortgage loan agreements (expenses, early maturity, use of reference interest rates, floor clauses, etc.). Sometimes some of these proceedings, either against BBVA or against other entities, may raise prejudicial questions before the European Union Court of Justice, which considers the adaptation of Spanish legislation to European law and its interpretation by Spanish judicial bodies, and that could lead to future changes in criteria that may give rise to an increase in litigation or its impact.

The Group may incur in significant expenses when defending its interests in legal proceedings. The result of these procedures is difficult to foresee, and if adverse, could cause loss of business, economic damages, fines, loss of customer trust, reputational damage, etc.

According to the procedural status of these proceedings as of June 30, 2018, and to the criteria of the legal counsel, BBVA considers that, none of such actions is material, individually or as a whole, and they are deemed not to cause a significant impact on the operating results, liquidity or financial situation at a Group consolidated or individual level for the Bank. As of June 30, 2018 BBVA Group Management believes that the provisions recorded in respect of such legal proceedings are adequate.